SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in the Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 1,270	$ 935
First time consolidation of Subsidiary	69	263
Deductions during the year	(216)	(364)
Charged to expenses	452	412
Foreign currency translation adjustment	(158)	24
Balance at end of year	$ 1,417	$ 1,270